Document And Entity Information	May 10, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2021
Entity Registrant Name	DANIMER SCIENTIFIC, INC.
Entity Central Index Key	0001779020
Entity Emerging Growth Company	true
Entity File Number	001-39280
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-1924518
Entity Address, Address Line One	140 Industrial Boulevard
Entity Address, City or Town	Bainbridge
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	39817
City Area Code	229
Local Phone Number	243-7075
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common stock, $0.0001 par value per share
Trading Symbol	DNMR
Security Exchange Name	NYSE
Warrant to Purchase [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Common Stock
Trading Symbol	DNMR WS
Security Exchange Name	NYSE